S000058873 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S000058873 Blended Benchmark Consisting of 50 Bloomberg US Aggregate Bond Index 35 Russell 3000 Index and 15 MSCI EAFE Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.25%	5.80%	7.09%
S000058873 Bloomberg US Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.69%
S000058873 Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.15%
S000058873 MSCI EAFE Index Net [Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	7.48%
C000193050 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	4.73%	5.43%
Performance Inception Date			Sep. 12, 2017